Stockholders' Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Stockholders' Equity	— Stockholders’ Equity
Common Stock
As of December 31, 2020 and 2019, the Company had 93,775,746 and 92,356,664 shares of common stock outstanding, respectively, including unvested restricted shares and shares issued pursuant to the Company’s distribution reinvestment plan (“DRIP”), net of share repurchases.
On April 3, 2020, the Company published a new estimate of per-share net asset value (“Estimated Per-Share NAV”) as of December 31, 2019, which was approved by the Board on September 30, 2020. The Company intends to publish Estimated Per-Share NAV periodically at the discretion of the Board, provided that such estimates will be made at least once annually.
Tender Offers
On January 9, 2020, the Company announced a tender offer (the “2020 Tender Offer”) to purchase up to 200,000 shares of its common stock for cash at a purchase price equal to $8.50 per share with the proration period and withdrawal rights expiring February 7, 2020. The Company made the 2020 Tender Offer in response to an unsolicited offer to stockholders commenced on December 31, 2019. The 2020 Tender Offer expired in accordance with the terms on February 7, 2020. In accordance with the 2020 Tender Offer, the Company accepted for purchase 200,000 shares for a total cost of approximately $1.7 million, which was funded with available cash.
On March 13, 2018, the Company announced a tender offer (the “2018 Tender Offer”) to purchase up to 2.0 million shares of the Company’s common stock for cash at a purchase price equal to $13.15 per share with the proration period and withdrawal rights expiring on April 12, 2018. On April 4, 2018 and April 16, 2018, the 2018 Tender Offer was amended to reduce the number of shares the Company was offering to purchase to 230,000 shares and extend the expiration date to May 1, 2018. The 2018 Tender Offer expired in accordance with its terms on May 1, 2018. During May 2018, in accordance with the terms of the 2018 Tender Offer, the Company accepted for purchase 230,000 shares for a total cost of approximately $3.0 million.
Share Repurchase Program
Under the Company’s share repurchase program (the “SRP”), as amended from time to time, qualifying stockholders are able to sell their shares to the Company in limited circumstances. The SRP permits investors to sell their shares back to the Company after they have held them for at least one year, subject to significant conditions and limitations. Repurchases of shares of the Company’s common stock, when requested, are at the sole discretion of the Board.
Under the SRP, subject to certain conditions, only repurchase requests made following the death or qualifying disability of stockholders that purchased shares of the Company’s common stock or received their shares from the Company (directly or indirectly) through one or more non-cash transactions are considered for repurchase. Additionally, pursuant to the SRP, the repurchase price per share equals 100% of the Estimated Per-Share NAV in effect on the last day of the fiscal semester, or the six-month period ending June 30 or December 31.
The Company suspended the SRP during the pendency of the 2018 Tender Offer. On June 29, 2018, the Company announced the Board unanimously determined to reactivate the SRP, effective June 30, 2018. In connection with reactivating the SRP, the Board approved all repurchase requests received during the period from January 1, 2018 through the suspension of the SRP on March 13, 2018 (see table below for additional details).
On January 29, 2019, the Company announced that the Board approved an amendment to the SRP changing the date on which any repurchases are to be made in respect of requests made during the period commencing March 13, 2018 up to and including December 31, 2018 to no later than March 31, 2019, rather than on or before the 31st day following December 31, 2018. This SRP amendment became effective on January 30, 2019. Additionally, on March 27, 2019, the Company announced that the Board approved an amendment to the SRP further extending the date on which any repurchases are to be made in respect of requests made during the period commencing March 13, 2018 up to and including December 31, 2018 to no later than April 30, 2019. This SRP amendment became effective on March 28, 2019 (see table below for details on cumulative shares repurchased pursuant to the SRP, including shares repurchased during 2019).
On July 23, 2019, the Company announced that the Board approved a third amendment to the SRP, effective July 24, 2019, extending the date on which repurchases are able to be made in respect of requests made during the period commencing January 1, 2019 up to and including June 30, 2019 to no later than August 31, 2019, rather than on or before July 31, 2019.
On August 20, 2019, the Company announced that the Board approved a fourth amendment to the SRP, effective August 22, 2019 extending the date on which repurchases are able to be made in respect of requests made during the period commencing January 1, 2019 up to and including June 30, 2019 to no later than October 31, 2019, rather than on or before August 31, 2019. The Company completed the repurchases on October 30, 2019 and repurchased 446,830 shares of common stock for approximately $7.8 million, at an average price per share of $17.50 pursuant to the SRP. The repurchases reflect all repurchase requests made in good order following the death or qualifying disability of stockholders during the period commencing January 1, 2019 up to and including June 30, 2019.
On January 9, 2020, the Company announced that the Board approved a fifth amendment to the SRP, effective January 10, 2020 extending the date on which repurchases are able to be made in respect of requests made during the period commencing July 1, 2019 up to and including December 31, 2019 to on or before March 16, 2020, rather than on or before January 31, 2020.
On January 9, 2020, the Company also announced that the Board had suspended the SRP, and that it would not accept any repurchase requests or make any repurchases under the SRP during the pendency of the 2020 Tender Offer or for 10 business days thereafter.
On February 26, 2020, the Company repurchased 505,101 shares of common stock for approximately $8.8 million, at an average price per share of $17.50 pursuant to the SRP. The repurchases reflect all repurchase requests made in good order following the death or qualifying disability of stockholders during the period commencing July 1, 2019 up to and including December 31, 2019.
Pursuant to the SRP, repurchases were to be made in respect of requests made during the periods when the SRP was active during the active periods under the SRP during the six months ending June 30, 2020 - the period from January 1, 2020 to January 8, 2020 and the period from February 26, 2020 up to and including June 30, 2020 - no later than July 31, 2020.
On August 13, 2020, in order to strategically maintain the Company’s liquidity in light of the continued impact of COVID-19 pandemic and to comply with an amendment to the Credit Facility described in Note 5, which restricts the Company from repurchasing shares until no earlier than the quarter ending June 30, 2021, on August 6, 2020, the Board determined that, effective on August 12, 2020, repurchases under the SRP would be suspended. The Board has also rejected all repurchase requests made during the period from January 1, 2020 until the effectiveness of the suspension of the SRP. No further repurchase requests under the SRP may be made unless and until the SRP is reactivated. No assurances can be made as to when or if the SRP will be reactivated.
When a stockholder requests redemption and redemption is approved by the Board, the Company will reclassify such obligation from equity to a liability based on the settlement value of the obligation. Shares repurchased under the SRP have the status of authorized but unissued shares.
The table below reflects the number of shares repurchased and the average price per share (retroactively adjusted for the Stock Dividends), under the SRP and does not include any repurchases under tender offers (see above), cumulatively through December 31, 2020:

	Number of Shares Repurchased (2)	Average Price per Share (2)2
Cumulative repurchases as of December 31, 2019	4,391,519	$20.95
Year ended December 31, 2020 (1)	505,101	17.50
Cumulative repurchases as of December 31, 2020	4,896,620	20.60
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(1) Includes 505,101 shares of common stock repurchased on February 26, 2020 with respect to requests received during the period commencing July 1, 2019 up to and including December 31, 2019 for $8.8 million at an average price per share of $17.50.
Distribution Reinvestment Plan
Pursuant to the DRIP, stockholders may elect to reinvest distributions paid in cash by the Company into shares of common stock. No dealer manager fees or selling commissions are paid with respect to shares purchased under the DRIP. The shares purchased pursuant to the DRIP have the same rights and are treated in the same manner as all of the other shares of outstanding common stock. The Board may designate that certain cash or other distributions be excluded from reinvestment pursuant to the DRIP. The Company has the right to amend the DRIP or terminate the DRIP with ten days’ notice to participants. Shares issued under the DRIP are recorded as equity in the accompanying consolidated balance sheet in the period distributions are declared. During the years ended December 31, 2020, 2019 and 2018, the Company issued 0.9 million, 1.5 million and 1.7 million shares of common stock pursuant to the DRIP, generating aggregate proceeds of $14.6 million, $27.2 million and $35.7 million, respectively. Because shares of common stock are only offered and sold pursuant to the DRIP in connection with the reinvestment of distributions paid in cash, participants in the DRIP will not be able to reinvest in shares thereunder for so long as the Company pays distributions in stock instead of cash.
Stockholder Rights Plan
In May 2020, the Company announced that the Board had approved a stockholder rights plan. In December 2020, the Company issued a dividend of one common share purchase right for each share of its common stock outstanding as authorized by its board of directors in its discretion.
Preferred Stock
The Company is authorized to issue up to 50,000,000 shares of preferred stock. In connection with an underwritten offering in December 2019 (see details below), the Company classified and designated 1,610,000 shares of its authorized preferred stock as authorized shares of its Series A Preferred Stock as of December 31, 2020. In September 2020, the Board authorized the classification of 600,000 additional shares of the Company’s preferred stock as Series A Preferred Stock in connection with the Preferred Stock Equity Line (as defined below). The Company had 1,610,000 shares of Series A Preferred Stock issued and outstanding, as of December 31, 2020 and 2019.
In December 2019, the Company issued and sold 1,610,000 shares of the Series A Preferred Stock in an underwritten public offering at a public offering price equal to the liquidation preference of $25.00 per share. The gross proceeds from this offering were $40.3 million and net proceeds were $37.6 million after deducting the underwriting discount of $1.3 million and additional offering expenses of $1.4 million.
On September 15, 2020, the Company entered into a preferred stock purchase agreement and registration rights agreement with B. Riley Principal Capital, LLC (“B. Riley”), pursuant to which the Company has the right from time to time to sell up to an aggregate of $15 million of shares of its Series A Preferred Stock to B. Riley until December 31, 2023, on the terms and subject to the conditions set forth in the purchase agreement. This arrangement is also referred to as the “Preferred Stock Equity Line.” The Company controls the timing and amount of any sales to B. Riley under the Preferred Stock Equity Line, and B. Riley is obligated to make purchases of up to 3,500 shares of Series A Preferred Stock each time (as may be increased by mutual agreement by the parties) in accordance with the purchase agreement, upon certain terms and conditions being met. The Company did not sell any shares under the Preferred Stock Equity Line during the year ended December 31, 2020.
Series A Preferred Stock — Terms
Holders of Series A Preferred Stock are entitled to cumulative dividends in the amount of $1.84375 per share each year, which is equivalent to the rate of 7.375% of the $25.00 liquidation preference per share per annum. The Series A Preferred Stock has no stated maturity and will remain outstanding indefinitely unless redeemed, converted or otherwise repurchased. On and after December 11, 2024, at any time and from time to time, the Series A Preferred Stock will be redeemable in whole or in part, at the Company’s option, at a cash redemption price of $25.00 per share, plus an amount equal to all dividends accrued and unpaid (whether or not authorized or declared), if any, to, but not including, the redemption date. In addition, upon the occurrence of a Delisting Event or a Change of Control (each as defined in the articles supplementary governing the terms of the Series A Preferred Stock (the “Articles Supplementary”)), the Company may, subject to certain conditions, at its option, redeem the Series A Preferred Stock, in whole or in part, after the first date on which the Delisting Event occurred or within 120 days after the first date on which the Change of Control occurred, as applicable, by paying the liquidation preference of $25.00 per share, plus an amount equal to all dividends accrued and unpaid (whether or not authorized or declared), if any, to, but not including, the redemption date. Upon the occurrence of a Change of Control during a continuing Delisting Event, unless the Company has elected to exercise its redemption right, holders of the Series A Preferred Stock will have certain rights to convert Series A Preferred Stock into shares of Company’s common stock. In addition, upon the occurrence of a Delisting Event, the dividend rate will be increased on the day after the occurrence of the Delisting Event by 2.00% per annum to the rate of 9.375% of the $25.00 liquidation preference per share per annum (equivalent to $2.34375 per share each year) from and after the date of the Delisting Event. Following the cure of such Delisting Event, the dividend rate will revert to the rate of 7.375% of the $25.00 liquidation preference per share per annum. The necessary conditions to convert the Series A Preferred Stock into Common Stock have not been met as of December 31, 2020. Therefore, Series A Preferred Stock did not impact Company’s earnings per share calculations for the year ended December 31, 2019.
The Series A Preferred Stock ranks senior to common stock, with respect to dividend rights and rights upon the Company’s voluntary or involuntary liquidation, dissolution or winding up.
Voting rights for holders of Series A Preferred Stock exist primarily with respect to the ability to elect two additional directors to the board of directors if six or more quarterly dividends (whether or not authorized or declared or consecutive) payable on the Series A Preferred Stock are in arrears, and with respect to voting on amendments to the Company’s charter (which includes the Articles Supplementary) that materially and adversely affect the rights of the Series A Preferred Stock or create additional classes or series of shares of the Company’s capital stock that are senior to the Series A Preferred Stock. Other than the limited circumstances described above and in the Articles Supplementary, holders of Series A Preferred Stock do not have any voting rights.
Distributions and Dividends
Common Stock
In April 2013, the Board authorized, and the Company began paying distributions on a monthly basis at a rate equivalent to $1.70 per annum, per share of common stock, which began in May 2013. In March 2017, the Board authorized a decrease in the rate at which the Company pays monthly distributions to stockholders, effective as of April 1, 2017, to a rate equivalent to $1.45 per annum per share of common stock. On February 20, 2018, the Board authorized a further decrease in the rate at which the Company pays monthly distributions to stockholders, effective as of March 1, 2018, to a rate equivalent to $0.85 per annum per share of common stock.
From March 1, 2018 until June 30, 2020, the Company paid monthly distributions to stockholders at a rate equivalent to $0.85 per annum per share of common stock. Distributions were payable by the 5th day following each month end to stockholders of record at the close of business each day during the prior month.
On August 13, 2020, the Board changed the Company’s common stock distribution policy in order to preserve the Company’s liquidity and maintain additional financial flexibility in light of the continued COVID-19 pandemic and to comply with an amendment to the Credit Facility described in Note 5 which restricts the Company from paying distributions on common stock until no earlier than the quarter ending June 30, 2021. Under the new policy, distributions authorized by the Board on the Company’s shares of common stock, if and when declared, are now paid on a quarterly basis in arrears in shares of the Company’s common stock valued at the Company’s estimated per share net asset value of common stock in effect on the applicable date, based on a single record date to be specified at the beginning of each quarter. The Company declared the Stock Dividends of 0.01349 shares of the Company’s common stock on each share of the Company’s outstanding common stock on October 1, 2020 and January 4, 2021. This amount was based on the Company’s prior cash distribution rate of $0.85 per share per annum. The Board may further change the Company’s common stock distribution policy at any time, further reduce the amount of distributions paid or suspend distribution payments at any time, and therefore distribution payments are not assured.
The following table details from a tax perspective the portion of distributions classified as a return of capital, capital gain dividend income and ordinary dividend income, per share per annum, for the years ended December 31, 2020, 2019 and 2018, retroactively adjusted for the effect of the Stock Dividends:

	Year Ended December 31,
	2020		2019		2018
Return of capital (1)	100.0%	$0.42	100%	$0.83	100%	$0.92
Capital gain dividend income	—%	—	—%	—	—%	—
Ordinary dividend income	—%	—	—%	—	—%	—
Total	100.0%	$0.42	100.0%	$0.83	100.0%	$0.92
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(1) Amount for December 31, 2020 represents actual cash distributions paid to common shareholders during the year ended 2020, but excludes the stock dividends which do not represent taxable dividends to the Company’s shareholders for U.S. federal income tax purposes.
Series A Preferred Stock
Dividends on our Series A Preferred Stock accrue in an amount equal to $1.84375 per share each year ($0.460938 per share per quarter) to Series A Preferred Stock holders, which is equivalent to 7.375% per annum on the $25.00 liquidation preference per share of Series A Preferred Stock. Dividends on the Series A Preferred Stock are cumulative and payable quarterly in arrears on the 15th day of January, April, July and October of each year or, if not a business day, the next succeeding business day to holders of record on the close of business on the record date set by our board of directors and declared by us. The first quarterly dividend for the Series A Preferred Stock sold in this offering was paid on January 15, 2020 and represented an accrual for less than a full quarter, covering the period from December 11, 2019 to December 31, 2019. Any accrued and unpaid dividends payable with respect to the Series A Preferred Stock become part of the liquidation preference thereof.